Ultra Series Fund
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147

BY EDGAR

January 4, 2011

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE:  497J, Ultra Series Fund, CIK 0000732697; Target Retirement Date Fund Prospectus dated January 1, 2011

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment (as extended) and that the text of the most recent registration statement or amendment (as extended) has been filed electronically.

Feel free to call me directly at the phone number above with any questions or our Chief Compliance Officer, W. Richard Mason, at 480-443-9537.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel
Ultra Series Fund